Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related party transactions [abstract]
Short-term employee benefits	$ 30,325	$ 14,462
Share-based payments	$ 19,727	$ 18,374